S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 24, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	each of our directors presently have, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, including (in the case of Christopher Bradley, our Chief Executive Officer and Chief Financial Officer) SUMA Acquisition Corp., CSLM Digital Acquisition Corp. III, Ltd, and Cambridge Acquisition Corp., pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, including (in the case of Christopher Bradley, our Chief Executive Officer and Chief Financial Officer) SUMA Acquisition Corp., CSLM Digital Acquisition Corp. III, Ltd, and Cambridge Acquisition Corp., he or she may honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity first (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands law, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described above).